FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following tables set forth our financial assets measured at fair value on a recurring basis by level within the fair value hierarchy. Assets measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

	Fair Value as of	Fair Value Measurements Using Fair Value Hierarchy as of
	December 31, 2021	December 31, 2021
	Total	Level 1	Level 2	Level 3	Valuation Technique
Assets
Cash and cash equivalents	$49,872	$49,872	$—	$—	Market
Restricted cash	251,983	251,983	—	—	Market
Derivative assets	2,220	—	2,220	—	Income
Total assets	$304,075	$301,855	$2,220	$—

	Fair Value as of	Fair Value Measurements Using Fair Value Hierarchy as of
	December 31, 2020	December 31, 2020
	Total	Level 1	Level 2	Level 3	Valuation Technique
Assets
Cash and cash equivalents	$15,706	$15,706	$—	$—	Market
Restricted cash	39,715	39,715	—	—	Market
Total assets	$55,421	$55,421	$—	$—

Fair Value, by Balance Sheet Grouping
The fair value of our bonds and notes payable reported as debt, net in the Combined Consolidated Balance Sheets are presented in the table below:

	December 31,
	2021	2020
Series 2020 A Bonds (1)	$189,773	$186,306
Series 2020 B Bonds (1)	81,637	79,723
Series 2021 A Bonds (1)	222,023	—
Series 2021 B Bonds (1)	194,278	—

(1)	Fair value is based upon market prices for similar municipal securities.